Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Amended to change the column header under the Average Annual Total Returns section from 10 Years to Since Inception.
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000199071
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class A
Trading Symbol	BTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 8,097,633	$ 8,097,633
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000199072
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class C
Trading Symbol	BTSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Jun-2019	$10,226	$10,611
Jun-2020	$10,901	$11,539
Jun-2021	$11,270	$11,500
Jun-2022	$9,694	$10,317
Jun-2023	$9,792	$10,220
Jun-2024	$10,156	$10,489

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	1.06%	3.72%	-0.14%	0.28%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.87%

Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 8,097,633	$ 8,097,633
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000199073
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class I
Trading Symbol	BTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Jun-2019	$10,226	$10,611
Jun-2020	$10,901	$11,539
Jun-2021	$11,328	$11,500
Jun-2022	$9,840	$10,317
Jun-2023	$10,042	$10,220
Jun-2024	$10,525	$10,489

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	1.67%	4.81%	0.58%	0.93%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.87%

Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 8,097,633	$ 8,097,633
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000199074
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class R
Trading Symbol	BTSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$99	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Jun-2019	$10,226	$10,611
Jun-2020	$10,901	$11,539
Jun-2021	$11,303	$11,500
Jun-2022	$9,777	$10,317
Jun-2023	$9,921	$10,220
Jun-2024	$10,347	$10,489

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	1.43%	4.29%	0.24%	0.62%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.87%

Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 8,097,633	$ 8,097,633
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000126293
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class A
Trading Symbol	BTFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.87%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 64,813,182	$ 64,813,182
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 347,906
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000126294
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class C
Trading Symbol	BTFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.62%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,844	$10,186
Jun-2016	$10,495	$10,797
Jun-2017	$11,085	$10,763
Jun-2018	$10,551	$10,720
Jun-2019	$10,562	$11,564
Jun-2020	$10,677	$12,575
Jun-2021	$10,725	$12,533
Jun-2022	$9,017	$11,243
Jun-2023	$8,862	$11,137
Jun-2024	$9,119	$11,430

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	0.62%	2.90%	-2.90%	-0.92%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 64,813,182	$ 64,813,182
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 347,906
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000126295
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class I
Trading Symbol	BTFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.62%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (May 27, 2015)
BTS Tactical Fixed Income Fund	1.11%	3.94%	-1.91%	-0.02%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.18%

Performance Inception Date		May 27, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 64,813,182	$ 64,813,182
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 347,906
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000150698
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class R
Trading Symbol	BTFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	2.12%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (May 5, 2015)
BTS Tactical Fixed Income Fund	0.71%	3.38%	-2.43%	-0.50%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.19%

Performance Inception Date		May 05, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 64,813,182	$ 64,813,182
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 347,906
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.